Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 19,112,952	¥ 18,133,916
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[1]	505,014	544,471
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		504,953	517,330
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		61	27,141
Foreign government and corporate debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 271,387	¥ 246,503

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥504,953 million and ¥61 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.